Property, Plant and Equipment - Additional Information (Details) $ in Thousands				12 Months Ended
	Feb. 07, 2018 CAD ($) shares	Sep. 07, 2017 CAD ($) shares	Jan. 13, 2017 CAD ($) ft² shares	Mar. 31, 2018 CAD ($) shares	Mar. 31, 2017 CAD ($) shares	Dec. 12, 2016 shares	Mar. 31, 2016 shares
Disclosure Of Property Plant And Equipment [Line Items]
Cash paid		$ 6,000
Number of common shares issued | shares		111,366				490,641
Gross proceeds from common shares	$ 3,239	$ 1,003
Purchase price paid through issuance of common shares		2,000
Present value of obligation		1,862
Acquisition costs capitalized		71
Number of common shares issued | shares	117,253			199,320,981	162,187,262		98,818,213
Cost
Disclosure Of Property Plant And Equipment [Line Items]
Additions				$ 218,322	$ 33,147
Property, plant and equipment, Property, plant and equipment, cost disposals/adjustments				(1,625)	(1,346)
Transfers to intangibles					632
Niagara-on-the-Lake Greenhouse
Disclosure Of Property Plant And Equipment [Line Items]
Total consideration transferred		$ 8,865
Hershey
Disclosure Of Property Plant And Equipment [Line Items]
Additions			$ 7,163
Gross proceeds from common shares			$ 858
Number of square foot acquired | ft²			472,000
Acquisition-related transaction costs			$ 179
Number of common shares issued | shares			94,397
Rent deposit			$ 450
Assets in Process
Disclosure Of Property Plant And Equipment [Line Items]
Additions				201,509	18,771
Assets in Process | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Additions				201,509	18,771
Property, plant and equipment, Property, plant and equipment, cost disposals/adjustments				(48,977)	(5,010)
Expansion Or Growing Operations
Disclosure Of Property Plant And Equipment [Line Items]
Additions					15,997
Expansion Or Growing Operations | BC Tweed
Disclosure Of Property Plant And Equipment [Line Items]
Additions				71,155
Expansion Or Growing Operations | Tweed Inc.
Disclosure Of Property Plant And Equipment [Line Items]
Additions				64,813
Expansion Or Growing Operations | Tweed Farms Inc.
Disclosure Of Property Plant And Equipment [Line Items]
Additions				43,847
Ongoing Projects
Disclosure Of Property Plant And Equipment [Line Items]
Additions				21,694
Leasehold Improvements | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Additions				338	2,972
Property, plant and equipment, Property, plant and equipment, cost disposals/adjustments				$ 4,989	$ (23,666)